September 11, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Calamos Investment Trust: File Nos. 33-19228 and 811-05443

Ladies and Gentlemen:

On behalf of Calamos Investment Trust (the “Trust”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive forms of the Trust’s Prospectus and Statement of Additional Information related to its series, Calamos High Income Opportunities Fund, each dated September 8, 2017, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in the Trust’s Post-Effective Amendment No. 111 to the its Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on September 8, 2017.

If you have any questions concerning this filing, please call me at 630-245-8394.

Sincerely,

/s/ J. Christopher Jackson

J. Christopher Jackson, Esq.

Vice President and Secretary

cc:	John P. Calamos, Sr.

Paulita Pike, Esq.

Rita Rubin, Esq.

Matthew Brunmeier, Esq.